Description of Plan - Summary Of Employer Contributions Based On Years Of Services (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Enovation, HCEE, HHAM, and Helios [Member]
EBP, Description of Plan [Line Items]
Less than 1	0.00%
1	20.00%
2	40.00%
3	60.00%
4	80.00%
5	100.00%
Enovation and Balboa [Member]
EBP, Description of Plan [Line Items]
Less than 1	0.00%
1	33.00%
2	67.00%
3	100.00%